UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Praesidis Advisors LLC
Address: 2502 N. Rocky  Point Dr., Suite 660
         Tampa, FL  33607

13F File Number:  28-14341

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signing of Person Duly Authorized to Submit this Report:

Name:    Kyle D. Henderson
Title:   Managing Member
Phone:   813-549-4444
Signature, Place, and Date of Signing:

    Kyle D. Henderson   Tampa, FL   AUGUST 12,2011

Report Type (Check only one.);

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 27

Form 13F Information Table Value Total: 88,105  (x$1000)



List of Other Included Managers:

No.  13F File Number    Name
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORP                       COM              00130H105      752    59045 SH       SOLE                    59045
ALLETE INC                     COM              018522300     2950    71872 SH       SOLE                    71872
CMS ENERGY CORP                COM              125896100     2497   126840 SH       SOLE                   126840
CLECO CORP                     COM              12561W105     1643    47135 SH       SOLE                    47135
CENTERPOINT ENERGY INC         COM              15189T107     6845   353733 SH       SOLE                   353733
CHESAPEAKE UTILITIES CORP      COM              165303108      970    24223 SH       SOLE                    24223
CALPINE CORP                   COM              131347304     1975   122456 SH       SOLE                   122456
EL PASO ELECTRIC CO            COM              283677854     1150    35612 SH       SOLE                    35612
EDISON INTERNATIONAL           COM              281020107     1806    46610 SH       SOLE                    46610
EL PASO CORP                   COM              28336L109     2819   139565 SH       SOLE                   139565
ENBRIDGE INC                   COM              29250N105     4310   132735 SH       SOLE                   132735
ENERGEN CORP                   COM              29265N108     6198   109692 SH       SOLE                   109692
ITC HOLDINGS CORP              COM              465685105     5369    74809 SH       SOLE                    74809
NEXTERA ENERGY INC             COM              65339f101     4771    83039 SH       SOLE                    83039
NV ENERGY INC                  COM              67073Y106     4019   261849 SH       SOLE                   261849
NORTHWESTERN CORP              COM              668074305     1221    36873 SH       SOLE                    36873
OGE ENERGY CORP                COM              670837103     6923   137585 SH       SOLE                   137585
PINNACLE WEST CAPITAL          COM              723484101     2306    51732 SH       SOLE                    51732
QEP RESOURCES INC              COM              74733V100     3092    73929 SH       SOLE                    73929
SCANA CORP                     COM              80589M102     2741    69612 SH       SOLE                    69612
QUESTAR CORP                   COM              748356102      266    15000 SH       SOLE                    15000
SOUTH JERSEY INDUSTRIES        COM              838518108      738    13588 SH       SOLE                    13588
SOUTHERN CO                    COM              842587107     3135    77637 SH       SOLE                    77637
SOUTHWEST GAS CORP             COM              844895102     5853   151583 SH       SOLE                   151583
SPECTRA ENERGY CORP            COM              847560109     1531    55867 SH       SOLE                    55867
TRANSCANADA CORP               COM              89353D107     1802    41100 SH       SOLE                    41100
UGI CORP                       COM              902681105     4241   132984 SH       SOLE                   132984

